SHARE-BASED PAYMENT, Share Option Plan (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares shares	Dec. 28, 2017 shares	Jun. 26, 2017 shares	Jan. 23, 2017 ₪ / shares shares	Nov. 23, 2014 ₪ / shares shares
Share option plan [Abstract]
Option vesting period	3 years
Fair value measurement of equity-settled share options [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Risk-free interest rate (%)			0.30%
Share price (in sheqel per share) | $	$ 8.00	$ 5.00	$ 13.40
Bottom of Range [Member]
Share option plan [Abstract]
Weighted average grant-date fair value (in sheqel per share) | $	$ 3.64
Fair value measurement of equity-settled share options [Abstract]
Expected volatility of the share prices (%)	93.00%	89.00%	71.00%
Risk-free interest rate (%)	2.63%	1.76%
Top of Range [Member]
Share option plan [Abstract]
Weighted average grant-date fair value (in sheqel per share) | $	$ 5.85
Fair value measurement of equity-settled share options [Abstract]
Expected volatility of the share prices (%)	95.00%	94.00%	94.00%
Risk-free interest rate (%)	2.88%	2.40%
Ordinary C Share [Member]
Share option plan [Abstract]
Par value (in sheqel per share) | ₪ / shares				₪ 0.01	₪ 0.01				₪ 0.01
Authorized (in shares)	0				1,130,000				1,500,000
Shares issued (in shares)	0				0
Ordinary Shares [Member]
Share option plan [Abstract]
Par value (in sheqel per share) | ₪ / shares				₪ 0.01	₪ 0.01
Authorized (in shares)	100,000,000				23,277,000
Shares issued (in shares)	24,930,736				689,898
2014 Plan [Member] | Ordinary C Share [Member]
Share option plan [Abstract]
Shares issued (in shares)									1,152,044
2017 Plan [Member] | Ordinary Shares [Member]
Share option plan [Abstract]
Par value (in sheqel per share) | ₪ / shares								₪ 0.01
Number of shares reserved for issuance (in shares)	1,338,015					559,764	463,384	312,867